THE ALGER ETF TRUST
Alger 35 ETF
Alger Mid Cap 40 ETF
Alger Weatherbie Enduring Growth ETF
QUARTERLY REPORT
March 31, 2024 (UNAUDITED)

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.2%
AEROSPACE & DEFENSE—5.0%
HEICO Corp., Cl. A	3,257	$ 501,383
TransDigm Group, Inc.	275	338,690

		840,073
APPLICATION SOFTWARE—3.3%
AppFolio, Inc., Cl. A*	2,260	557,632
BIOTECHNOLOGY—7.4%
Autolus Therapeutics PLC ADR*	54,545	347,997
Cabaletta Bio, Inc.*	17,441	297,543
Natera, Inc.*	6,356	581,320

		1,226,860
BROADLINE RETAIL—9.2%
Amazon.com, Inc.*	6,501	1,172,651
MercadoLibre, Inc.*	243	367,406

		1,540,057
COAL & CONSUMABLE FUELS—1.5%
Cameco Corp.	5,945	257,537
COMMUNICATIONS EQUIPMENT—1.6%
Arista Networks, Inc.*	900	260,982
ELECTRIC UTILITIES—3.2%
Constellation Energy Corp.	2,934	542,350
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
Vertiv Holdings Co., Cl. A	6,552	535,102
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.1%
908 Devices, Inc.*	45,936	346,817
FOOTWEAR—5.0%
Deckers Outdoor Corp.*	267	251,316
NIKE, Inc., Cl. B	2,462	231,379
On Holding AG, Cl. A*	9,969	352,703

		835,398
HEALTHCARE EQUIPMENT—3.0%
Intuitive Surgical, Inc.*	1,254	500,459
INTERACTIVE MEDIA & SERVICES—7.0%
Meta Platforms, Inc., Cl. A	1,712	831,313
Pinterest, Inc., Cl. A*	9,541	330,786

		1,162,099
MOVIES & ENTERTAINMENT—8.2%
Netflix, Inc.*	1,342	815,037
Spotify Technology SA*	2,093	552,343

		1,367,380
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.2% (CONT.)
PASSENGER AIRLINES—2.6%
Joby Aviation, Inc.*	80,718	$ 432,648
PASSENGER GROUND TRANSPORTATION—2.5%
Uber Technologies, Inc.*	5,349	411,820
PHARMACEUTICALS—2.6%
Eli Lilly & Co.	553	430,212
RESTAURANTS—2.1%
Shake Shack, Inc., Cl. A*	3,365	350,061
SEMICONDUCTORS—17.4%
Advanced Micro Devices, Inc.*	3,448	622,330
Micron Technology, Inc.	2,579	304,038
NVIDIA Corp.	1,389	1,255,045
Rambus, Inc.*	3,972	245,509
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,565	485,018

		2,911,940
SYSTEMS SOFTWARE—9.2%
Crowdstrike Holdings, Inc., Cl. A*	1,279	410,035
Microsoft Corp.	2,668	1,122,481

		1,532,516
TRANSACTION & PAYMENT PROCESSING SERVICES—3.1%
Block, Inc., Cl. A*	3,017	255,178
PayPal Holdings, Inc.*	3,806	254,964

		510,142
TOTAL COMMON STOCKS (Cost $12,925,289)		16,552,085
SHORT-TERM SECURITIES—0.9%
MONEY MARKET FUNDS—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(a)	159,622	159,622
(Cost $159,622)		159,622

Total Investments (Cost $13,084,911)	100.1%	$16,711,707
Unaffiliated Securities (Cost $13,084,911)		16,711,707
Liabilities in Excess of Other Assets	(0.1)%	(20,198)
NET ASSETS	100.0%	$16,691,509

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.5%
AEROSPACE & DEFENSE—7.1%
HEICO Corp., Cl. A	9,076	$ 1,397,160
TransDigm Group, Inc.	827	1,018,533

		2,415,693
APPAREL RETAIL—2.3%
Burlington Stores, Inc.*	3,284	762,512
APPLICATION SOFTWARE—12.8%
AppFolio, Inc., Cl. A*	4,271	1,053,826
Datadog, Inc., Cl. A*	4,511	557,560
HashiCorp, Inc., Cl. A*	11,076	298,498
Manhattan Associates, Inc.*	5,680	1,421,306
Palantir Technologies, Inc., Cl. A*	17,360	399,454
PTC, Inc.*	3,250	614,055

		4,344,699
BIOTECHNOLOGY—9.6%
Exact Sciences Corp.*	8,654	597,645
Iovance Biotherapeutics, Inc.*	18,510	274,318
Natera, Inc.*	14,354	1,312,817
Sarepta Therapeutics, Inc.*	2,575	333,360
Vaxcyte, Inc.*	11,006	751,820

		3,269,960
BROADLINE RETAIL—1.4%
MercadoLibre, Inc.*	318	480,803
CARGO GROUND TRANSPORTATION—2.6%
Saia, Inc.*	1,504	879,840
CASINOS & GAMING—3.2%
DraftKings, Inc., Cl. A*	24,026	1,091,021
DIVERSIFIED FINANCIAL SERVICES—2.0%
Apollo Global Management, Inc.	5,965	670,764
ELECTRIC UTILITIES—1.7%
Constellation Energy Corp.	3,153	582,832
ELECTRICAL COMPONENTS & EQUIPMENT—9.1%
Regal Rexnord Corp.	5,645	1,016,665
Vertiv Holdings Co., Cl. A	25,339	2,069,436

		3,086,101
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Veralto Corp.	5,712	506,426
FOOTWEAR—1.4%
On Holding AG, Cl. A*	13,740	486,121
HEALTHCARE EQUIPMENT—1.6%
Shockwave Medical, Inc.*	1,613	525,241
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.5% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.2%
Gates Industrial Corp. PLC*	41,419	$ 733,530
INTERACTIVE HOME ENTERTAINMENT—1.7%
Roblox Corp., Cl. A*	15,130	577,663
INTERNET SERVICES & INFRASTRUCTURE—5.6%
Okta, Inc.*	8,764	916,890
Snowflake, Inc., Cl. A*	2,703	436,805
Twilio, Inc., Cl. A*	8,915	545,152

		1,898,847
LIFE & HEALTH INSURANCE—1.7%
Oscar Health, Inc., Cl. A*	38,944	579,097
MOVIES & ENTERTAINMENT—6.3%
Liberty Media Corp. Series C Liberty Formula One*	20,547	1,347,883
Spotify Technology SA*	2,970	783,783

		2,131,666
PERSONAL CARE PRODUCTS—1.9%
e.l.f. Beauty, Inc.*	3,251	637,293
RESTAURANTS—4.1%
Shake Shack, Inc., Cl. A*	13,302	1,383,807
SEMICONDUCTORS—7.6%
Micron Technology, Inc.	12,234	1,442,267
Monolithic Power Systems, Inc.	1,203	814,936
Universal Display Corp.	1,925	324,266

		2,581,469
SYSTEMS SOFTWARE—1.2%
Crowdstrike Holdings, Inc., Cl. A*	1,262	404,585
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.9%
Pure Storage, Inc., Cl. A*	11,511	598,457
Super Micro Computer, Inc.*	389	392,902

		991,359
TOTAL COMMON STOCKS (Cost $23,447,424)		31,021,329
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—9.3%
MONEY MARKET FUNDS—9.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(a)	3,164,896	$ 3,164,896
(Cost $3,164,896)		3,164,896

Total Investments (Cost $26,612,320)	100.8%	$34,186,225
Unaffiliated Securities (Cost $26,612,320)		34,186,225
Liabilities in Excess of Other Assets	(0.8)%	(274,509)
NET ASSETS	100.0%	$33,911,716

(a)	Rate shown reflects 7-day effective yield as of March 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.2%
ADVERTISING—1.3%
The Trade Desk, Inc., Cl. A*	684	$ 59,795
AEROSPACE & DEFENSE—15.1%
HEICO Corp.	921	175,911
TransDigm Group, Inc.	432	532,051

		707,962
APPLICATION SOFTWARE—14.4%
HubSpot, Inc.*	269	168,544
nCino, Inc.*	3,331	124,513
SPS Commerce, Inc.*	988	182,681
Vertex, Inc., Cl. A*	6,222	197,611

		673,349
ASSET MANAGEMENT & CUSTODY BANKS—3.8%
StepStone Group, Inc., Cl. A	4,971	177,664
BIOTECHNOLOGY—2.6%
ACADIA Pharmaceuticals, Inc.*	6,632	122,626
BROADLINE RETAIL—3.6%
Ollie's Bargain Outlet Holdings, Inc.*	2,133	169,723
CARGO GROUND TRANSPORTATION—6.2%
RXO, Inc.*	5,163	112,915
XPO, Inc.*	1,440	175,723

		288,638
ENVIRONMENTAL & FACILITIES SERVICES—15.0%
Casella Waste Systems, Inc., Cl. A*	3,790	374,717
Montrose Environmental Group, Inc.*	2,667	104,467
Waste Connections, Inc.	1,307	224,817

		704,001
HEALTHCARE EQUIPMENT—10.5%
Glaukos Corp.*	2,405	226,768
Inspire Medical Systems, Inc.*	451	96,870
Insulet Corp.*	225	38,565
Nevro Corp.*	9,169	132,400

		494,603
HUMAN RESOURCE & EMPLOYMENT SERVICES—4.1%
Paylocity Holding Corp.*	1,132	194,546
MANAGED HEALTHCARE—3.7%
Progyny, Inc.*	4,583	174,841
REAL ESTATE SERVICES—6.6%
FirstService Corp.	1,873	310,543
SEMICONDUCTORS—3.9%
Impinj, Inc.*	1,419	182,214
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—3.3%
SiteOne Landscape Supply, Inc.*	884	$ 154,302
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Flywire Corp.*	2,055	50,985
TOTAL COMMON STOCKS (Cost $3,489,841)		4,465,792
SHORT-TERM SECURITIES—5.6%
MONEY MARKET FUNDS—5.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(a)	261,974	261,974
(Cost $261,974)		261,974

Total Investments (Cost $3,751,815)	100.8%	$4,727,766
Unaffiliated Securities (Cost $3,751,815)		4,727,766
Liabilities in Excess of Other Assets	(0.8)%	(37,211)
NET ASSETS	100.0%	$4,690,555

(a)	Rate shown reflects 7-day effective yield as of March 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger 35 ETF, the Alger Mid Cap 40 ETF and the Alger Weatherbie Enduring Growth ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Weatherbie Enduring Growth ETF commenced operations on March 6, 2023.
On May 23, 2023, the Board of Trustees of the Trust (the "Board") approved the transition of the Funds' custodian, administrator, and transfer agent from Brown Brothers Harriman & Company (the "Custodian") to The Bank of New York Mellon. This change became effective March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes, including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.  Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,529,479	$2,529,479	$—	$—
Consumer Discretionary	2,725,516	2,725,516	—	—
Energy	257,537	257,537	—	—
Financials	510,142	510,142	—	—
Health Care	2,157,531	2,157,531	—	—
Industrials	2,219,643	2,219,643	—	—
Information Technology	5,609,887	5,609,887	—	—
Utilities	542,350	542,350	—	—
TOTAL COMMON STOCKS	$16,552,085	$16,552,085	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	159,622	159,622	—	—
TOTAL INVESTMENTS IN SECURITIES	$16,711,707	$16,711,707	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,709,329	$2,709,329	$—	$—
Consumer Discretionary	4,204,264	4,204,264	—	—
Consumer Staples	637,293	637,293	—	—
Financials	1,249,861	1,249,861	—	—
Health Care	3,795,201	3,795,201	—	—
Industrials	7,621,590	7,621,590	—	—
Information Technology	10,220,959	10,220,959	—	—
Utilities	582,832	582,832	—	—
TOTAL COMMON STOCKS	$31,021,329	$31,021,329	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	3,164,896	3,164,896	—	—
TOTAL INVESTMENTS IN SECURITIES	$34,186,225	$34,186,225	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$59,795	$59,795	$—	$—
Consumer Discretionary	169,723	169,723	—	—
Financials	228,649	228,649	—	—
Health Care	792,070	792,070	—	—
Industrials	2,049,449	2,049,449	—	—
Information Technology	855,563	855,563	—	—
Real Estate	310,543	310,543	—	—
TOTAL COMMON STOCKS	$4,465,792	$4,465,792	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	261,974	261,974	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,727,766	$4,727,766	$—	$—